INCOME TAX (Details Textual) $ / shares in Units, ¥ in Thousands, MOP in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 24, 2015	Jun. 30, 2017 USD ($) $ / shares	Jun. 30, 2017 MOP	Jun. 30, 2017 CNY (¥)	Dec. 31, 2016	Jun. 30, 2016 USD ($) $ / shares	Jun. 30, 2015 USD ($) $ / shares	Dec. 31, 2011	Dec. 31, 2008	Jun. 30, 2017 CNY (¥)	Jun. 30, 2016 CNY (¥)
Income Tax Disclosure [Line Items]
Income Tax Reconciliation Deductions Qualified Production Activities (in dollars)		$ 10,650				$ 12,296	$ 12,453
Undistributed Earnings of Foreign Subsidiaries (in dollars)		557,093				447,025				¥ 3,654,625	¥ 2,907,542
Operating Loss Carry Forwards Expiration		9,748
Withholding tax rate profits of subsidiaries earned									10.00%
Withholding Tax On Capital Gain		2,947
Distributed Earnings		29,490		¥ 200,000
Profits arising from subsidiary with an Maximum exemption | MOP			MOP 600
Undistributed, Retained Earnings Of Foreign Subsidiaries With No Withholding Tax		$ 63,716				$ 63,716
Net Income Per Share Basic [Member]
Income Tax Disclosure [Line Items]
Impact Of Tax Holidays and Concessions On Earnings Per Share (in dollars per share) | $ / shares		$ 0.18				$ 0.21	$ 0.21
Net Income Per Share Diluted [Member]
Income Tax Disclosure [Line Items]
Impact Of Tax Holidays and Concessions On Earnings Per Share (in dollars per share) | $ / shares		$ 0.17				$ 0.20	$ 0.21
Singapore [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		17.00%	17.00%	17.00%
Operating Loss Carryforwards (in dollars)		$ 48,342
Malaysia [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		24.00%	24.00%	24.00%
Hong kong [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		16.50%	16.50%	16.50%
Operating Loss Carryforwards (in dollars)		$ 1,377
Macau [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		12.00%	12.00%	12.00%
India [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		30.00%	30.00%	30.00%
QATAR
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	10.00%
PRC [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards (in dollars)		$ 9,748
People Republic Of China Subsidiaries [Member]
Income Tax Disclosure [Line Items]
Income Tax Reconciliation Deductions Qualified Production Activities (in dollars)		$ 10,650				$ 12,296	$ 12,453
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		25.00%	25.00%	25.00%					25.00%
Withholding Tax On Capital Gain		$ (2,799)				1,252	$ 6,028
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Foreign Subsidiaries		42,060				30,832
Undistributed Earnings Of Foreign Subsidiaries With No Withholding Tax		$ 484,314				$ 372,040
Hangzhou Hollysys Automation Company Ltd [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential								15.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		25.00%	25.00%	25.00%	10.00%
Beijing Hollysys Company Ltd [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		25.00%	25.00%	25.00%	10.00%		15.00%